Estimates (Fair Value Of Financial Assets And Liabilities Measured On Recurring Basis) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt, Fair Value	$ 23,970,000,000	$ 24,150,000,000
Preferred Units	0	(331,000,000)
Total liabilities	(347,000,000)
Long-term Debt	23,199,000,000	22,053,000,000
Level 1 [Member]
Total liabilities	(215,000,000)
Level 2 [Member]
Total liabilities	(113,000,000)
Level 3 [Member]
Total liabilities	(19,000,000)
Fair Value, Measurements, Recurring [Member]
Interest rate derivatives	47,000,000	55,000,000
Commodity derivatives:	231,000,000	156,000,000
Total assets	278,000,000	211,000,000
Interest rate derivatives	(95,000,000)	(235,000,000)
Preferred Units		(331,000,000)
Embedded derivatives in the Regency Preferred Units	(19,000,000)	(25,000,000)
Commodity derivatives:	(233,000,000)	(168,000,000)
Total liabilities		(759,000,000)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Interest rate derivatives	0	0
Commodity derivatives:	217,000,000	108,000,000
Total assets	217,000,000	108,000,000
Interest rate derivatives	0	0
Preferred Units		0
Embedded derivatives in the Regency Preferred Units	0	0
Commodity derivatives:	(215,000,000)	(118,000,000)
Total liabilities		(118,000,000)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Interest rate derivatives	47,000,000	55,000,000
Commodity derivatives:	14,000,000	48,000,000
Total assets	61,000,000	103,000,000
Interest rate derivatives	(95,000,000)	(235,000,000)
Preferred Units		0
Embedded derivatives in the Regency Preferred Units	0	0
Commodity derivatives:	(18,000,000)	(50,000,000)
Total liabilities		(285,000,000)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Interest rate derivatives	0	0
Commodity derivatives:	0	0
Total assets	0	0
Interest rate derivatives	0	0
Preferred Units		(331,000,000)
Embedded derivatives in the Regency Preferred Units	(19,000,000)	(25,000,000)
Commodity derivatives:	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value		356,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Condensate [Member] | Forward Swaps [Member]
Commodity derivatives:		2,000,000
Commodity derivatives:	(1,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Condensate [Member] | Level 1 [Member] | Forward Swaps [Member]
Commodity derivatives:		0
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Condensate [Member] | Level 2 [Member] | Forward Swaps [Member]
Commodity derivatives:		2,000,000
Commodity derivatives:	(1,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Condensate [Member] | Level 3 [Member] | Forward Swaps [Member]
Commodity derivatives:		0
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Options - Calls [Member]
Commodity derivatives:		2,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Forward Swaps [Member]
Commodity derivatives:	3,000,000	27,000,000
Commodity derivatives:	1,000,000	27,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Future [Member]
Commodity derivatives:		1,000,000
Commodity derivatives:		2,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 1 [Member] | Options - Calls [Member]
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 1 [Member] | Forward Swaps [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 1 [Member] | Future [Member]
Commodity derivatives:		1,000,000
Commodity derivatives:		2,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 2 [Member] | Options - Calls [Member]
Commodity derivatives:		2,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 2 [Member] | Forward Swaps [Member]
Commodity derivatives:	3,000,000	27,000,000
Commodity derivatives:	1,000,000	27,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 2 [Member] | Future [Member]
Commodity derivatives:		0
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 3 [Member] | Options - Calls [Member]
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 3 [Member] | Forward Swaps [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 3 [Member] | Future [Member]
Commodity derivatives:		0
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Forward Swaps [Member]
Commodity derivatives:		5,000,000
Commodity derivatives:	5,000,000	8,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Future [Member]
Commodity derivatives:	5,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 1 [Member] | Forward Swaps [Member]
Commodity derivatives:		1,000,000
Commodity derivatives:	5,000,000	1,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 1 [Member] | Future [Member]
Commodity derivatives:	5,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 2 [Member] | Forward Swaps [Member]
Commodity derivatives:		4,000,000
Commodity derivatives:	0	7,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 2 [Member] | Future [Member]
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 3 [Member] | Forward Swaps [Member]
Commodity derivatives:		0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 3 [Member] | Future [Member]
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member]
Commodity derivatives:	5,000,000	11,000,000
Commodity derivatives:	(4,000,000)	(18,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Swing Swaps IFERC [Member]
Commodity derivatives:	8,000,000	3,000,000
Commodity derivatives:	(6,000,000)	(2,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:	203,000,000	98,000,000
Commodity derivatives:	(206,000,000)	(103,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Options - Puts [Member]
Commodity derivatives:		1,000,000
Commodity derivatives:		(1,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Options - Calls [Member]
Commodity derivatives:		3,000,000
Commodity derivatives:		(3,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Forward Physical Swaps [Member]
Commodity derivatives:		1,000,000
Commodity derivatives:	1,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 1 [Member] | Basis Swaps IFERC NYMEX [Member]
Commodity derivatives:	5,000,000	11,000,000
Commodity derivatives:	(4,000,000)	(18,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 1 [Member] | Swing Swaps IFERC [Member]
Commodity derivatives:	1,000,000	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 1 [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:	201,000,000	94,000,000
Commodity derivatives:	(201,000,000)	(94,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 1 [Member] | Options - Puts [Member]
Commodity derivatives:		0
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 1 [Member] | Options - Calls [Member]
Commodity derivatives:		0
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 1 [Member] | Forward Physical Swaps [Member]
Commodity derivatives:		0
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 2 [Member] | Basis Swaps IFERC NYMEX [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 2 [Member] | Swing Swaps IFERC [Member]
Commodity derivatives:	7,000,000	3,000,000
Commodity derivatives:	(6,000,000)	(2,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 2 [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:	2,000,000	4,000,000
Commodity derivatives:	(5,000,000)	(9,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 2 [Member] | Options - Puts [Member]
Commodity derivatives:		1,000,000
Commodity derivatives:		(1,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 2 [Member] | Options - Calls [Member]
Commodity derivatives:		3,000,000
Commodity derivatives:		(3,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 2 [Member] | Forward Physical Swaps [Member]
Commodity derivatives:		1,000,000
Commodity derivatives:	1,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 3 [Member] | Basis Swaps IFERC NYMEX [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 3 [Member] | Swing Swaps IFERC [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 3 [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 3 [Member] | Options - Puts [Member]
Commodity derivatives:		0
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 3 [Member] | Options - Calls [Member]
Commodity derivatives:		0
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 3 [Member] | Forward Physical Swaps [Member]
Commodity derivatives:		0
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - NGLs [Member] | Forward Swaps [Member]
Commodity derivatives:	7,000,000	2,000,000
Commodity derivatives:	(9,000,000)	(4,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - NGLs [Member] | Level 1 [Member] | Forward Swaps [Member]
Commodity derivatives:	5,000,000	1,000,000
Commodity derivatives:	(5,000,000)	(3,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - NGLs [Member] | Level 2 [Member] | Forward Swaps [Member]
Commodity derivatives:	2,000,000	1,000,000
Commodity derivatives:	(4,000,000)	(1,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - NGLs [Member] | Level 3 [Member] | Forward Swaps [Member]
Commodity derivatives:	0	0
Commodity derivatives:	$ 0	$ 0